Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Company Total Shareholder Return (3)	S&P 500 BDC Index Total Shareholder Return	Net Investment Income ($ in thousands)	Distributable Net Investment Income (4) ($ in thousands)
2022	$7,081,320	$6,541,799	$5,186,419	$4,769,633	$106.35	$82.17	$245,327	$257,522
2021	5,028,757	6,258,742	2,923,779	3,775,525	119.78	100.24	182,665	194,742
2020	1,706,550	1,220,984	1,257,019	1,069,788	80.84	80.52	137,945	148,773

Company Selected Measure Name	Distributable net investment income
Named Executive Officers, Footnote [Text Block]	The PEO and the non-PEO NEOs for each year are as follows:
a.PEO: Dwayne L. Hyzak
b.non-PEO NEOs: 2022 were David L. Magdol, Jesse E. Morris and Jason B. Beauvais; 2021 and 2020 were David L. Magdol, Jesse E. Morris, Jason B. Beauvais and Brent D. Smith.

PEO Total Compensation Amount	$ 7,081,320	$ 5,028,757	$ 1,706,550
PEO Actually Paid Compensation Amount	$ 6,541,799	6,258,742	1,220,984
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid is a calculation that begins with the Summary Compensation Table (SCT) total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation with Compensation Actually Paid:

Name	Year	SCT Total	SCT Stock Awards	Year End Fair Value of Stock Awards Granted	Year End Change in Fair Value of Unvested Stock Awards	Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Prior Year Stock Awards Vested	Fair Value of Stock Awards Forfeited	Value of Dividends on Unvested Stock Awards	Compensation Actually Paid
PEO	2022	$7,081,320	$(3,229,975)	$2,801,586	$(344,900)	$—	$(92,961)	$—	$326,728	$6,541,799
	2021	5,028,757	(1,772,966)	1,995,866	507,087	—	287,251	—	212,746	6,258,742
	2020	1,706,550	(768,725)	1,349,242	(393,497)	—	(858,873)	—	186,287	1,220,984
NEO Average	2022	5,186,419	(2,341,324)	2,030,797	(287,515)	—	(70,554)	—	251,811	4,769,633
	2021	2,923,779	(1,014,138)	993,055	359,585	136,062	232,502	—	144,681	3,775,525
	2020	1,257,019	(557,319)	978,188	(299,316)	—	(440,998)	—	132,214	1,069,788

Non-PEO NEO Average Total Compensation Amount	$ 5,186,419	2,923,779	1,257,019
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,769,633	3,775,525	1,069,788
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid is a calculation that begins with the Summary Compensation Table (SCT) total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation with Compensation Actually Paid:

Name	Year	SCT Total	SCT Stock Awards	Year End Fair Value of Stock Awards Granted	Year End Change in Fair Value of Unvested Stock Awards	Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Prior Year Stock Awards Vested	Fair Value of Stock Awards Forfeited	Value of Dividends on Unvested Stock Awards	Compensation Actually Paid
PEO	2022	$7,081,320	$(3,229,975)	$2,801,586	$(344,900)	$—	$(92,961)	$—	$326,728	$6,541,799
	2021	5,028,757	(1,772,966)	1,995,866	507,087	—	287,251	—	212,746	6,258,742
	2020	1,706,550	(768,725)	1,349,242	(393,497)	—	(858,873)	—	186,287	1,220,984
NEO Average	2022	5,186,419	(2,341,324)	2,030,797	(287,515)	—	(70,554)	—	251,811	4,769,633
	2021	2,923,779	(1,014,138)	993,055	359,585	136,062	232,502	—	144,681	3,775,525
	2020	1,257,019	(557,319)	978,188	(299,316)	—	(440,998)	—	132,214	1,069,788

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below reflects the relationship between “Compensation Actually Paid” to our Chief Executive Officer and other Named Executive Officers and Total Shareholder Return for the Company and the S&P BDC Index:

Compensation Actually Paid vs. Net Income [Text Block]	The graph below reflects the relationship between “Compensation Actually Paid” to our Chief Executive Officer and other Named Executive Officers and Net Investment Income and Distributable Net Investment Income:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below reflects the relationship between “Compensation Actually Paid” to our Chief Executive Officer and other Named Executive Officers and Net Investment Income and Distributable Net Investment Income:
Total Shareholder Return Vs Peer Group [Text Block]
The graph below reflects the relationship between “Compensation Actually Paid” to our Chief Executive Officer and other Named Executive Officers and Total Shareholder Return for the Company and the S&P BDC Index:

Total Shareholder Return Amount	$ 106.35	119.78	80.84
Peer Group Total Shareholder Return Amount	82.17	100.24	80.52
Net Income (Loss)	$ 245,327,000	$ 182,665,000	$ 137,945,000
Company Selected Measure Amount	257,522,000	194,742,000	148,773,000
PEO Name	Dwayne L. Hyzak
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Distributable net investment income is net investment income as determined in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), excluding the impacts of share-based compensation expense and deferred compensation expense or benefit. We believe that distributable net investment income is a useful and appropriate compensation metric since share-based compensation does not require settlement in cash and deferred compensation expense or benefit does not result in a net cash impact to Main Street upon settlement. As a result, distributable net investment income is a clearer measure of cash available for distributions to Main Street’s stockholders than net investment income as determined in accordance with U.S. GAAP. A reconciliation of distributable net investment income to net investment income is included in our annual reports on Form 10-K for the years ended December 31, 2021 (for the year ended December 31, 2020) and December 31, 2022 (for the years ended December 31, 2022 and 2021).
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,229,975)	$ (1,772,966)	$ (768,725)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,801,586	1,995,866	1,349,242
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(344,900)	507,087	(393,497)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(92,961)	287,251	(858,873)
PEO [Member] | Equity Awards, Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 326,728	212,746	186,287
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	distributable net investment income, which is net investment income as determined in accordance with U.S. GAAP, excluding the impact of non-cash compensation expenses, which includes both share-based compensation expenses and deferred compensation expense or benefit
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	return on equity percentage (based upon the net increase in net assets from operations)
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	total dividends paid to stockholders
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	net realized gain or losses
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	net unrealized appreciation or depreciation
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,341,324)	(1,014,138)	(557,319)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,030,797	993,055	978,188
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(287,515)	359,585	(299,316)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	136,062	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(70,554)	232,502	(440,998)
Non-PEO NEO [Member] | Equity Awards, Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 251,811	$ 144,681	$ 132,214